Nature of operations and business combination - Summary of Purchase Price Allocation of the Identifiable Assets Acquired and Liabilities (Details) - USD ($)		12 Months Ended
	Feb. 12, 2021	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019
Disclosure Details Of Acquistion Made In Respect Of Share Based Transaction [Line Items]
Common shares			$ 6,481,381	$ 5,379,860
Net proceeds		$ 525,329,273	$ 0	$ 0
Reverse Asset Acquistion [Member]
Disclosure Details Of Acquistion Made In Respect Of Share Based Transaction [Line Items]
Transaction-related costs	$ 29,600,000
Peridot Acquistion Corp [Member] | Reverse Asset Acquistion [Member]
Disclosure Details Of Acquistion Made In Respect Of Share Based Transaction [Line Items]
Common shares		656,713,740
Total fair value of consideration transferred	$ 656,713,740	656,713,740
Cash and cash equivalents		581,862,621
Warrants		(48,299,987)
Other payables		(29,567,903)
Total fair value of assets acquired and liabilities assumed		503,994,731
Excess of fair value of consideration transferred over fair value of assets acquired and liabilities assumed, recognized as Listing Fee		152,719,009
Gross proceeds		581,862,621
Transaction-related costs		26,965,445
Other payables acquired		$ (29,567,903)